Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Total Payments
Total	$ 142.8	$ 2.0	$ 144.8
CA-NS/sand/gravel/stone/Open Pit [Member]
Total	0.3		0.3
US-WY/sand/gravel/stone/Open Pit [Member]
Total		1.1	1.1
US-UT/sand/gravel/stone/Open Pit [Member]
Total		0.5	0.5
US-CO/sand/gravel/stone/Open Pit [Member]
Total		$ 0.4	0.4
Martin Marietta Materials, Inc [Member]
Total	141.6		141.6
Martin Marietta Materials Canada Limited [Member]
Total	$ 0.9		$ 0.9